Annual Operating Expenses {- Fidelity International Capital Appreciation K6 Fund} - 10.31 Fidelity International Capital Appreciation K6 Fund PRO-05 - Fidelity International Capital Appreciation K6 Fund - Fidelity International Capital Appreciation K6 Fund
Dec. 30, 2021
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.65%